Statements of Cash Flows FEC Resources - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss for the year	$ (168,208)	$ (187,052)	$ (211,683)
Non-cash items included in net loss
Depreciation	0	205	87
Accrued interest income	0	(1,816)	0
Reversal of accounts payable	0	(18,895)	0
Changes in working capital related to operating activities
Receivables	6,518	(3,446)	(1,027)
Prepaid expenses	(693)	(175)	(733)
Trade and accrued payables	(29,413)	(60,489)	66,294
Net cash used in operating activities	(191,796)	(271,668)	(147,062)
FINANCING ACTIVITY
Issuance of shares pursuant to rights offering	0	846,750	0
Transaction costs	0	(89,252)	(39,381)
Net cash provided by (used in) financing activity	0	757,498	(39,381)
INVESTING ACTIVITY
Loan to Forum Energy Limited	124,557	(347,141)	0
Net cash used in investing activity	124,557	(347,141)	0
Net increase (decrease) in cash	(67,239)	138,689	(186,443)
Cash - beginning of the year	181,237	42,548	228,991
Cash - end of the year	$ 113,998	$ 181,237	$ 42,548